Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Unrealized loss on securities available-for-sale	$ 133
Allowance for loan losses	1,187	$ 1,362
Texas margin tax	5	13
Organizational costs	47	91
Purchase accounting	194	313
Net operating loss	442	938
Stock Option Expense	273	185
Other	1	2
Total gross deferred tax assets	2,282	2,904
Deferred tax liabilities:
Depreciation	(517)	(850)
Purchase accounting	(246)	(596)
SBA Servicing	(25)	(161)
FHLB dividends	(14)
Total gross deferred tax liabilities	(802)	(1,607)
Deferred tax assets, net	$ 1,480	$ 1,297